Dispositions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Information Related to the Sale of Several of the Company's Assets
From time to time the Company enters into agreements to sell assets. The following table provides information related to the sale of several of the Company’s assets, excluding other miscellaneous asset sales that occur in the normal course of business, during the years ended December 31, 2012, 2011 and 2010:

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2012:
	Hercules 2501	Domestic Offshore	June 2012	$7,000	$5,465
	Hercules 29	Inland	July 2012	900	770
	Platform Rig 3 (b)	International Offshore	August 2012	35,516	18,350
	Hercules 101	Domestic Offshore	September 2012	1,200	—
	Hercules 252 (c)	Domestic Offshore	October 2012	8,000	—
	Hercules 257	Domestic Offshore	November 2012	6,500	2,450
	Hercules 259	Domestic Offshore	November 2012	8,000	6,441
	Hercules 75	Domestic Offshore	December 2012	650	(911)
	Hercules 77	Domestic Offshore	December 2012	650	(825)
	Hercules 28	Inland	December 2012	600	474
				$69,016	$32,214

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2011:
	Hercules 78	Domestic Offshore	May 2011	$1,700	$20
	Various (d)	Delta Towing	May 2011	30,000	(13,359)
	Hercules 152	Domestic Offshore	July 2011	5,000	271
	Hercules 190	Domestic Offshore	September 2011	2,000	1,440
	Hercules 254	Domestic Offshore	September 2011	2,054	369
	Hercules 800	Domestic Offshore	October 2011	1,360	843
	Hercules 256	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2502	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2503	Domestic Offshore	December 2011	5,000	3,460
	Hercules 2008	Domestic Offshore	December 2011	1,500	35
				$62,064	$3,381
2010:
	Various (e)	Inland	March 2010	$2,200	$1,753
	Various (e)	Inland	April 2010	800	410
	Hercules 191	Domestic Offshore	April 2010	5,000	3,067
	Hercules 255	Domestic Offshore	September 2010	5,000	3,180
	Hercules 155	Domestic Offshore	December 2010	4,800	3,969
				$17,800	$12,379

_____________________

(a)	Gains (Losses) on the Inland and Delta segments are reflected in the Consolidated Statement of Operations as discontinued operations.

(b)	This represents the gain on the sale of Platform Rig 3 and related legal entities.

(c))	During the third quarter of 2012, the Company realized an impairment charge related to the write-down of Hercules 252 (See Note 12).

(d)	The Company completed the sale of substantially all of Delta Towing’s assets.

(e)	The Company entered into an agreement to sell six of its retired barges for $3.0 million. The sale of three barges closed in each of March and April 2010

Operating Results of Discontinued Operations
Operating results included in discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Delta Towing
Revenue	$—	$9,822	$32,653
Loss Before Income Taxes	$—	$(15,627)	$(4,183)
Income Tax Benefit	—	6,019	1,682
Loss from Discontinued Operations, Net of Taxes	$—	$(9,608)	$(2,501)
Inland
Revenue	$28,015	$28,180	$21,922
Loss Before Income Taxes	$(13,528)	$(11,837)	$(17,047)
Income Tax Benefit	5,435	4,689	6,850
Loss from Discontinued Operations, Net of Taxes	$(8,093)	$(7,148)	$(10,197)
Domestic Liftboats
Revenue	$63,552	$52,607	$65,791
Income (Loss) Before Income Taxes	$3,240	$(7,592)	$6,513
Income Tax Benefit (Provision)	(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes	$2,089	$(4,622)	$4,122
Total
Revenue	$91,567	$90,609	$120,366
Loss Before Income Taxes	$(10,288)	$(35,056)	$(14,717)
Income Tax Benefit	4,284	13,678	6,141
Loss from Discontinued Operations, Net of Taxes	$(6,004)	$(21,378)	$(8,576)

Carrying value of assets of Delta Towing segment	The carrying value of the assets included in the Delta Towing Sale are as follows:

May 13, 2011
(In thousands)
Property and Equipment, Net and Related Assets	$43,359